Investments carried under the equity method, Breakdown of stand-alone amounts (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Dividend distribution [Abstract]
Dividend distribution		$ 36,877	$ 23,703
Investments in associates [Abstract]
Non-current assets		8,585,025	8,514,076
Current assets		1,166,905	1,424,278
Project debt		5,036,193	5,237,614	$ 4,852,348
Other non-current liabilities		7,178,920	7,714,219
Other current liabilities		824,405	483,254
Revenue		1,211,749	1,013,260	1,011,452
Net profit/(loss)		(10,918)	16,874	74,608
Investment under the equity method		$ 294,581	116,614	$ 139,925
Ownership interest		49.00%
Share of profit		$ 12,304	510
Bottom of Range [Member]
Investments in associates [Abstract]
Percentage of shareholders required for approval of relevant decisions		75.00%
Amherst Island [Member]
Dividend distribution [Abstract]
Dividend distribution		$ 17,700	$ 16,100
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
% Shares			50.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
% Shares		30.00%
Ownership interest		100.00%
Share of profit		$ (2,000)	$ (1,900)
2007 Vento II, LLC [Member]
Dividend distribution [Abstract]
Dividend distribution		$ 14,800
Investments in associates [Abstract]
% Shares	[1]	49.00%
Non-current assets	[1]	$ 459,037
Current assets	[1]	13,511
Project debt	[1]	0
Other non-current liabilities	[1]	62,387
Other current liabilities	[1]	10,259
Revenue	[1]	104,461
Operating profit/(loss)	[1]	34,216
Net profit/(loss)	[1]	32,806
Investment under the equity method	[1]	195,952
Share of profit		$ 8,400
Gross capacity | MW		596
Windlectric Inc. [Member]
Investments in associates [Abstract]
% Shares	[2]	30.00%	30.00%
Non-current assets	[2]	$ 310,751	$ 316,251
Current assets	[2]	11,036	7,299
Project debt	[2]	0	0
Other non-current liabilities	[2]	207,404	216,765
Other current liabilities	[2]	38,126	31,403
Revenue	[2]	24,008	23,663
Operating profit/(loss)	[2]	10,442	10,451
Net profit/(loss)	[2]	152	(493)
Investment under the equity method	[2]	$ 41,911	59,116
Ownership interest		100.00%
Myah Bahr Honaine, S.P.A. [Member]
Dividend distribution [Abstract]
Dividend distribution		$ 4,400	$ 4,500
Investments in associates [Abstract]
% Shares	[3]	25.50%	25.50%
Non-current assets	[3]	$ 151,830	$ 165,688
Current assets	[3]	59,020	57,808
Project debt	[3]	51,721	63,356
Other non-current liabilities	[3]	18,142	17,617
Other current liabilities	[3]	3,293	3,636
Revenue	[3]	53,450	50,739
Operating profit/(loss)	[3]	33,935	30,519
Net profit/(loss)	[3]	24,899	12,402
Investment under the equity method	[3]	$ 38,922	39,204
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
% Shares		51.00%
Share of profit		$ 6,400	$ 3,100
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
% Shares	[4]	30.00%	30.00%
Non-current assets	[4]	$ 127,892	$ 127,429
Current assets	[4]	117,083	121,468
Project debt	[4]	146,931	154,937
Other non-current liabilities	[4]	101,439	104,893
Other current liabilities	[4]	2,925	3,190
Revenue	[4]	40,166	28,832
Operating profit/(loss)	[4]	6,561	3,068
Net profit/(loss)	[4]	(6,522)	(6,237)
Investment under the equity method	[4]	$ 15,358	$ 15,514
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
% Shares		50.00%	50.00%
Non-current assets		$ 2,356	$ 2,743
Current assets		0	0
Project debt		0	0
Other non-current liabilities		0	0
Other current liabilities		1	1
Revenue		0	0
Operating profit/(loss)		(186)	(168)
Net profit/(loss)		(186)	(168)
Investment under the equity method		$ 1,495	$ 1,587
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
% Shares		57.16%	57.16%
Non-current assets		$ 17,185	$ 19,531
Current assets		976	1,130
Project debt		0	0
Other non-current liabilities		15,022	16,721
Other current liabilities		156	646
Revenue		938	853
Operating profit/(loss)		(63)	(167)
Net profit/(loss)		(93)	(194)
Investment under the equity method		$ 923	$ 976
Evacuacion Villanueva del Rey, S.L [Member]
Investments in associates [Abstract]
% Shares		40.02%	40.02%
Non-current assets		$ 2,637	$ 3,201
Current assets		63	134
Project debt		0	0
Other non-current liabilities		1,601	1,861
Other current liabilities		172	257
Revenue		0	0
Operating profit/(loss)		59	52
Net profit/(loss)		0	0
Investment under the equity method		$ 0	$ 0
Ca Ku A1, S.A.P.I de CV (PTS) [Member]
Investments in associates [Abstract]
% Shares			5.00%
Non-current assets			$ 468,131
Current assets			156,528
Project debt			0
Other non-current liabilities			604,986
Other current liabilities			25,773
Revenue			80,240
Operating profit/(loss)			17,415
Net profit/(loss)			1,615
Investment under the equity method			$ 30
ABY Infraestructuras S.L.U. [Member]
Investments in associates [Abstract]
% Shares		20.00%	20.00%
Non-current assets		$ 238	$ 135
Current assets		46	84
Project debt		0	0
Other non-current liabilities		0	0
Other current liabilities		5	63
Revenue		0	0
Operating profit/(loss)		(54)	(53)
Net profit/(loss)		(54)	(53)
Investment under the equity method		$ 21	$ 17
Other renewable energy associates [Member]
Investments in associates [Abstract]
% Shares	[5]		50.00%
Non-current assets	[5]		$ 323
Current assets	[5]		210
Project debt	[5]		0
Other non-current liabilities	[5]		0
Other current liabilities	[5]		19
Operating profit/(loss)	[5]		(66)
Net profit/(loss)	[5]		(66)
Investment under the equity method	[5]		$ 169

[1]	2007 Vento II, LLC, is the holding company of a 596 MW portfolio of wind assets in the U.S., 0.49% owned by Atlantica since June 16, 2021, and accounted for under the equity method in these Consolidated Financial Statements (Note 1). Share of profit of 2007 Vento II, LLC. included in these Consolidated Financial Statements amounts to $8.4 million in 2021.
[2]	Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership which is accounted for under the equity method in these Consolidated Financial Statements.
[3]	Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these Consolidated Financial Statements. Geida Tlemcen, S.L. is 50% owned by Atlantica. Share of profit of Myah Bahr Honaine S.P.A. included in these Consolidated Financial Statements amounts to $6.4 million in 2021 and $3.1 million in 2020.
[4]	Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these Consolidated Financial Statements. Arroyo Netherlands II B.V. is 30% owned by Atlantica. Share of profit of Pemcorp SAPI de CV included in these Consolidated Financial Statements amounts to a loss of $2.0 million in 2021 and a loss of $1.9 million in 2020.
[5]	Other renewable energy joint ventures in 2020 corresponded to investments made in the following entities: AC Renovables Sol 1 SAS Esp, PA Renovables Sol 1 SAS Esp, SJ Renovables Sun 1 SAS Esp and SJ Renovables Wind 1 SAS Esp. As of December 31, 2021, these entities have been fully consolidated as the Company has gained control over these entities under IFRS 10, Consolidated Financial Statements.